Assets and Liabilities Held for Sale/Discontinued Operations - Summary of Carrying Amounts of Major Classes of Assets and Liabilities Classified as Held-for-sale (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Long Lived Assets Held-for-sale [Line Items]
Total assets of discontinued operations classified as held for sale	$ 1,103	$ 685
Trade accounts payable	7	0
Amounts due to related parties	12	0
Long-term debt	814	515
Uncertain tax positions	25	0
Other liabilities	90	31
Total liabilities of discontinued operations classified as held for sale	948	546
Cash and cash equivalents
Long Lived Assets Held-for-sale [Line Items]
Total assets of discontinued operations classified as held for sale	48	35
Restricted cash
Long Lived Assets Held-for-sale [Line Items]
Total assets of discontinued operations classified as held for sale	21	29
Accounts receivable
Long Lived Assets Held-for-sale [Line Items]
Total assets of discontinued operations classified as held for sale	318	0
Intangible drilling contracts
Long Lived Assets Held-for-sale [Line Items]
Total assets of discontinued operations classified as held for sale	165	0
Drilling units
Long Lived Assets Held-for-sale [Line Items]
Total assets of discontinued operations classified as held for sale	215	0
Investment in associated companies
Long Lived Assets Held-for-sale [Line Items]
Total assets of discontinued operations classified as held for sale	239	224
Amount due from related parties
Long Lived Assets Held-for-sale [Line Items]
Total assets of discontinued operations classified as held for sale	69	387
Deferred tax assets
Long Lived Assets Held-for-sale [Line Items]
Total assets of discontinued operations classified as held for sale	6	0
Other assets
Long Lived Assets Held-for-sale [Line Items]
Total assets of discontinued operations classified as held for sale	$ 22	$ 10